Segment information (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information Total Assets By Segment [Table Text Block]
The following tables include the results for the segments for the three months ended March 31, 2017 and 2016.

	Three months ended March 31, 2017
		Joint venture
	Majority	FSRU’s		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$35,076	10,924	—	46,000	(10,924)	(1)	$35,076
Total revenues	35,076	10,924	—	46,000			35,076
Operating expenses	(7,262)	(2,619)	(1,672)	(11,553)	2,619	(1)	(8,934)
Equity in earnings (losses) of joint ventures	—	—	—	—	4,809	(1)	4,809
Less: Non-controlling interest in Segment EBITDA	(4,994)	—	—	(4,994)	4,994	(2)	—
Segment EBITDA	22,820	8,305	(1,672)	29,453
Add: Non-controlling interest in Segment EBITDA	4,994	—	—	4,994	(4,994)	(2)	—
Depreciation and amortization	(5,263)	(2,440)	—	(7,703)	2,440	(1)	(5,263)
Operating income (loss)	22,551	5,865	(1,672)	26,744			25,688
Gain (loss) on derivative instruments	663	2,496	—	3,159	(2,496)	(1)	663
Other financial income (expense), net	(7,455)	(3,552)	(953)	(11,960)	3,552	(1)	(8,408)
Income (loss) before tax	15,759	4,809	(2,625)	17,943	—		17,943
Income tax expense	(1,755)	—	—	(1,755)	—		(1,755)
Net income (loss)	$14,004	4,809	(2,625)	16,188	—		$16,188
Non-controlling interest in net income	2,744	—	—	2,744			2,744
Partners’ interest in net income (loss)	$11,260	4,809	(2,625)	13,444	—		$13,444

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	As of March 31, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$694,485	272,756	—	967,241	(272,756)	(1)	$694,485
Net investment in direct financing lease	289,268	—	—	289,268	—		289,268
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	6,021	6,021	—		6,021
Total assets	1,077,292	293,239	7,557	1,378,088	(293,239)	(1)	1,084,849
Accumulated losses of joint ventures	—	—	50	50	(21,127)	(2)	(21,077)
Expenditures for vessels & equipment	—	263	—	263	(263)	(2)	—
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	843	—	—	843	—		843
Amortization of above market contract	895	—	—	895	—		895
Non-controlling interest: amortization of above market contract	$(149)	—	—	(149)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Three months ended March 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$21,670	10,739	—	32,409	(10,739)	$21,670
Total revenues	21,670	10,739	—	32,409		21,670
Operating expenses	(4,583)	(2,193)	(1,505)	(8,281)	2,193	(6,088)
Equity in earnings (losses) of joint ventures	—	—	—	—	(6,708)	(6,708)
Segment EBITDA	17,087	8,546	(1,505)	24,128
Depreciation and amortization	(2,630)	(2,379)	—	(5,009)	2,379	(2,630)
Operating income (loss)	14,457	6,167	(1,505)	19,119		6,244
Gain (loss) on derivative instruments	335	(8,993)	—	(8,658)	8,993	335
Other financial income (expense), net	(6,172)	(3,882)	(998)	(11,052)	3,882	(7,170)
Income (loss) before tax	8,620	(6,708)	(2,503)	(591)	—	(591)
Income tax expense	(448)	—	(1)	(449)	—	(449)
Net income (loss)	$8,172	(6,708)	(2,504)	(1,040)	—	$(1,040)

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Vessels, net of accumulated depreciation	$342,591	274,932	—	617,523	(274,932)	(1)	$342,591
Net investment in direct financing lease	290,111	—	—	290,111	—		290,111
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,218	7,218	—		7,218
Total assets	698,869	298,712	111,598	1,109,179	(298,712)	(1)	810,467
Accumulated losses of joint ventures	—	—	50	50	(25,936)	(1)	(25,886)
Expenditures for vessels & equipment	537	783	—	1,320	(783)	(2)	537
Expenditures for drydocking	—	135	—	135	(135)	(2)	—
Principal repayment direct financing lease	3,192	—	—	3,192	—		3,192
Amortization of above market contract	$2,405	—	—	2,405	—		$2,405

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership